Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Interest income
Loans	[1]	$ 8,161	$ 7,184	$ 23,808	$ 20,271
Securities
Interest	[1]	1,921	1,784	5,995	4,779
Dividends	[1]	383	346	1,101	859
Deposits with banks	[1]	179	197	557	519
Total interest income	[1]	10,644	9,511	31,461	26,428
Interest expense (Note 21)
Deposits		3,489	2,850	10,362	7,363
Securitization liabilities		123	149	403	431
Subordinated notes and debentures		100	82	288	254
Other		908	775	2,652	1,897
Total interest expense		4,620	3,856	13,705	9,945
Net interest income		6,024	5,655	17,756	16,483
Non-interest income
Investment and securities services		1,213	1,234	3,626	3,525
Credit fees		333	325	967	899
Net securities gain (loss) (Note 5)		23	41	47	77
Trading income (loss)		398	125	810	730
Income (loss) from non-trading financial instruments at fair value through profit or loss		31	8	115	26
Income (loss) from financial instruments designated at fair value through profit or loss		8	(13)	97	(124)
Service charges		736	695	2,142	2,018
Card services		630	623	1,887	1,768
Insurance revenue		1,088	1,030	3,158	2,998
Other income (loss)		15	176	120	356
Total non-interest income		4,475	4,244	12,969	12,273
Total revenue		10,499	9,899	30,725	28,756
Provision for credit losses (Note 6)		655	561	2,138	1,810
Insurance claims and related expenses		712	627	2,082	1,760
Non-interest expenses
Salaries and employee benefits (Note 16)		2,849	2,640	8,500	7,697
Occupancy, including depreciation		446	434	1,360	1,313
Equipment, including depreciation		286	287	847	797
Amortization of other intangibles		195	186	589	598
Marketing and business development		197	206	563	546
Restructuring charges (recovery)		27	35	21	73
Brokerage-related and sub-advisory fees		84	84	250	268
Professional and advisory services		296	300	943	787
Other		994	959	3,404	2,750
Total non-interest expenses		5,374	5,131	16,477	14,829
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,758	3,580	10,028	10,357
Provision for (recovery of) income taxes		813	705	2,089	2,491
Net income	[2]	3,248	3,105	8,830	8,374
Preferred dividends		62	59	184	163
Net income available to common shareholders and non-controlling interests in subsidiaries		3,186	3,046	8,646	8,211
Attributable to:
Common shareholders		$ 3,186	3,028	8,628	8,157
Non-controlling interests in subsidiaries			$ 18	$ 18	$ 54
Earnings per share (Canadian dollars)(Note 18)
Basic		$ 1.75	$ 1.65	$ 4.72	$ 4.44
Diluted		1.74	1.65	4.71	4.43
Dividends per common share (Canadian dollars)		$ 0.74	$ 0.67	$ 2.15	$ 1.94
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 303	$ 230	$ 891	$ 508

[1]	Includes $8,838 million and $26,077 million, respectively, for the three and nine months ended July 31, 2019 (three and nine months ended July 31, 2018 - $7,853 million and $22,264 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.